Income taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unutilized tax losses	$ 4,147	$ 5,152